Pension obligations (Schedule of changes in fair value of plan assets) - (Details) - Pension obligations [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pension Obligations [Line Items]
Opening fair value of plan assets	$ 94.2	$ 106.0
Interest income	4.3	4.6
Contributions from the employer	0.8	1.1
Employer direct benefit payments	0.7	1.3
Contributions from plan participants	0.0	0.1
Benefit payment from employer	(0.7)	(1.3)
Administrative expenses paid from plan assets	0.0	(0.1)
Benefits paid	(7.4)	(10.1)
Settlement payments from plan assets	0.0	0.0
Return on plan assets (excluding amounts included in net interest expense)	(2.0)	1.0
Effects of changes in foreign exchange rates	4.6	(8.4)
Closing fair value of plan assets	$ 94.5	$ 94.2